Sector Regulation and Electricity System Operations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Information About Activities Subject To Rate Regulation [Abstract]
Summary of Supply Limitations Imposed On Unregulated Market

Country	kW threshold
Argentina	>30 kW
Brazil	>2,000 kW or >500 kW (1)
Colombia	>100 kW or 55 MWh-month
Peru	>200 kW (2)

(1)	The >500 kW limit applies if energy is purchased from renewable sources, for which the government provides incentives through a discount on tolls.
(2)	On July 24, 2016, Supreme Decree No. 018‑016‑EM established that: